Significant Contingent Liabilities and Unrecognized Contract Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities And Commitments [Abstract]
Summary Capital Expenditure Contracted for but Not Yet Incurred and are Cancelable	Capital expenditures contracted for at the balance sheet date but not yet incurred and are cancelable without cause are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Property, plant and equipment	$11,037	$9,109	$305

Summary of Future Aggregate Minimum Lease Payments	The future aggregate minimum lease payments are as follows:

December 31, 2018
NT$000
Not later than one year	$31,787
Later than one year but not later than five years	46,315

$78,102

Summary of Outstanding Commitments on Purchase Agreements	The Company has outstanding commitments on purchase agreements for the research and manufacturing of medicines which are cancelable without cause as follows:

December 31,
2018	2019
NT$000	NT$000	US$000
$120,707	$130,089	$4,349

Summary of Outstanding Commitments on Research and Development	The Company has outstanding commitments on research and development which are cancelable without cause as follows:

December 31,
2018	2019
NT$000	NT$000	US$000
$603,178	$1,311,875	$43,861